Document and Entity Information	Jun. 01, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 01, 2021
Entity Registrant Name	Kirkland's, Inc.
Entity Central Index Key	0001056285
Entity Emerging Growth Company	false
Security12b Title	Common Stock
Trading Symbol	KIRK
Security Exchange Name	NASDAQ
Entity File Number	000-49885
Entity Incorporation State Country Code	TN
Entity Tax Identification Number	62-1287151
Entity Address Address Line1	5310 Maryland Way
Entity Address City Or Town	Brentwood
Entity Address State Or Province	TN
Entity Address Postal Zip Code	37027
City Area Code	615
Local Phone Number	872-4800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false